Income Taxes - Summary of Available Temporary Differences Not Recognized (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	$ 814,646	$ 661,636
Tax Losses (Non-capital)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	569,542	416,816
Tax Losses (Capital)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	305
Unused Research and Development Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	84,556	115,491
Undeducted Financing Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	27,053	21,258
Interest Expenses Carried Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	32,475	5,358
Trade and Other Payable
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	1,640	4,022
Capital Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	3,392	4,673
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	68,329	81,899
Start-up Expense
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	5,358	4,569
Unrealized Loss on Exchange Rate
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	5,430	6,612
Lease Obligations
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	15,494	44
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	$ 1,071	$ 894